GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 100.1%
China – 97.2%
153,476 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) $ 1,882,611
10,312 Anji Microelectronics
Technology Shanghai Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 206,819
39,800 ANTA Sports Products Ltd.
(Consumer Durables & Apparel) 423,442
598,300 Bank of Jiangsu Co. Ltd., Class
A (Banks) 812,737
10,800 BYD Co. Ltd., Class A
(Automobiles & Components) 406,677
13,000 BYD Co. Ltd., Class H
(Automobiles & Components) 456,825
61,000 BYD Electronic International
Co. Ltd. (Technology Hardware
& Equipment) 333,085
93,300 China Construction Bank Corp.,
Class A (Banks) 108,901
1,909,000 China Construction Bank Corp.,
Class H (Banks) 1,553,382
116,900 China Merchants Bank Co. Ltd.,
Class A (Banks) 651,460
97,000 China Merchants Bank Co. Ltd.,
Class H (Banks) 533,508
802,000 China Petroleum & Chemical
Corp., Class H (Energy) 438,618
55,600 China Resources Mixc Lifestyle
Services Ltd. (Real Estate
Management & Development)
(a)
210,530
28,820 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 174,473
2,552,000 China Tower Corp. Ltd.,
Class H (Telecommunication
Services)
(a)
367,597
213,900 China Yangtze Power Co. Ltd.,
Class A (Utilities) 844,451
158,289 CITIC Securities Co. Ltd., Class
A (Financial Services) 583,786
13,000 CITIC Securities Co. Ltd., Class
H (Financial Services) 35,419
23,834 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 842,901
331,895 Focus Media Information
Technology Co. Ltd., Class A
(Media & Entertainment) 299,854
79,180 Fuyao Glass Industry Group Co.
Ltd., Class A (Automobiles &
Components) 646,730
12,100 H World Group Ltd. (Consumer
Services) 39,173
4,950 H World Group Ltd. ADR
(Consumer Services) 159,093
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
99,599 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A (Food,
Beverage & Tobacco) $ 380,632
38,000 Innovent Biologics,
Inc. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
161,711
76,900 JCET Group Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 409,686
36,450 JD.com, Inc., Class A
(Consumer Discretionary
Distribution & Retail) 741,423
97,700 Jiangsu Expressway Co. Ltd.,
Class A (Transportation) 195,963
87,040 Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 532,435
10,680 KE Holdings, Inc. ADR
(Real Estate Management &
Development) 186,152
4,719 Kweichow Moutai Co. Ltd.,
Class A (Food, Beverage &
Tobacco) 929,970
3,600 Laopu Gold Co. Ltd., Class
H (Consumer Durables &
Apparel)* 192,624
34,900 Livzon Pharmaceutical Group,
Inc., Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 173,958
46,200 LONGi Green Energy
Technology Co. Ltd., Class
A (Semiconductors &
Semiconductor Equipment) 93,996
59,790 Meituan, Class B (Consumer
Services)*
(a)
1,137,957
69,000 Midea Group Co. Ltd., Class A
(Consumer Durables & Apparel) 698,323
25,632 Montage Technology Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 239,456
85,736 NARI Technology Co. Ltd.,
Class A (Capital Goods) 270,952
5,800 NAURA Technology Group Co.
Ltd., Class A (Semiconductors
& Semiconductor Equipment) 300,129
36,200 NetEase, Inc. (Media &
Entertainment) 744,098
36,700 Ningbo Orient Wires & Cables
Co. Ltd., Class A (Capital
Goods) 265,337
26,472 Ningbo Tuopu Group Co.
Ltd., Class A (Automobiles &
Components) 238,104
2,152 PDD Holdings, Inc. ADR
(Consumer Discretionary
Distribution & Retail)* 240,830

GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
654,000 PetroChina Co. Ltd., Class H
(Energy) $ 500,010
316,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 513,415
44,900 Ping An Insurance Group Co. of
China Ltd., Class A (Insurance) 313,571
73,500 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 413,855
20,800 Pop Mart International Group
Ltd. (Consumer Discretionary
Distribution & Retail)
(a)
252,269
482,955 Postal Savings Bank of China
Co. Ltd., Class A (Banks) 357,711
501,000 Postal Savings Bank of China
Co. Ltd., Class H (Banks)
(a)
299,090
29,878 Shenzhen Inovance Technology
Co. Ltd., Class A (Capital
Goods) 246,748
7,400 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care Equipment &
Services) 236,060
43,600 Sieyuan Electric Co. Ltd., Class
A (Capital Goods) 481,703
18,600 Sinomine Resource Group Co.
Ltd., Class A (Materials) 96,393
24,276 Sungrow Power Supply Co.
Ltd., Class A (Capital Goods) 239,391
20,949 Sunresin New Materials Co.
Ltd., Class A (Materials) 141,218
58,700 Tencent Holdings Ltd. (Media
& Entertainment) 3,088,513
18,839 Tencent Music Entertainment
Group ADR (Media &
Entertainment) 225,691
10,650 Trip.com Group Ltd. (Consumer
Services)* 747,994
52,000 Tsingtao Brewery Co. Ltd.,
Class H (Food, Beverage &
Tobacco) 319,374
64,800 Venustech Group, Inc., Class A
(Software & Services) 132,839
143,598 Weichai Power Co. Ltd., Class
A (Capital Goods) 283,499
28,728 WuXi AppTec Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)
(a)
204,468
256,800 Xiaomi Corp., Class B
(Technology Hardware &
Equipment)*
(a)
1,287,097
300,000 Xinyi Solar Holdings
Ltd. (Semiconductors &
Semiconductor Equipment) 123,682
189,670 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 430,281
150,400 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 474,766
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
336,000 Zijin Mining Group Co. Ltd.,
Class H (Materials) $ 635,187
5,234 ZTO Express Cayman, Inc.
ADR (Transportation) 97,666
32,288,299
Hong Kong – 1.2%
28,200 ASMPT Ltd. (Semiconductors
& Semiconductor Equipment) 260,407
3,501 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 137,028
397,435
Taiwan – 1.7%
29,000 Hon Hai Precision Industry Co.
Ltd. (Technology Hardware &
Equipment) 154,849
3,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 124,158
8,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 266,985
545,992
TOTAL COMMON STOCKS
(Cost $26,452,421)
33,231,726
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
228 4.311% 228
(Cost $228)
TOTAL INVESTMENTS – 100.1%
(Cost $26,452,649)
$ 33,231,954
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(28,568)
NET ASSETS – 100.0%
$ 33,203,386
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt

GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Sector Name
% of
Market
Value
Consumer Discretionary 24.9%
Financials 19.0
Communication Services 14.2
Information Technology 11.8
Industrials 8.8
Materials 5.4
Consumer Staples 4.9
Health Care 4.5
Energy 2.8
Utilities 2.5
Real Estate 1.2
Investment Company 0.0
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 99.1%
Brazil – 3.9%
321,645 Embraer SA ADR (Capital
Goods)* $ 13,177,796
16,453 MercadoLibre, Inc. (Consumer
Discretionary Distribution &
Retail)* 31,625,792
1,389,372 NU Holdings Ltd., Class A
(Banks)* 18,395,285
3,783,000 Raia Drogasil SA (Consumer
Staples Distribution & Retail) 13,652,085
3,639,800 Rumo SA (Transportation) 11,459,916
2,622,659 TOTVS SA (Software &
Services) 15,285,250
103,596,124
China – 29.0%
3,381,924 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 41,484,319
2,261,600 ANTA Sports Products Ltd.
(Consumer Durables & Apparel) 24,061,696
976,000 BYD Co. Ltd., Class H
(Automobiles & Components) 34,297,000
9,058,000 China Merchants Bank Co. Ltd.,
Class H (Banks) 49,819,762
2,653,180 China Yangtze Power Co. Ltd.,
Class A (Utilities) 10,474,428
623,274 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 22,042,382
2,550,000 Fuyao Glass Industry Group Co.
Ltd., Class H (Automobiles &
Components)
(a)
17,181,304
428,867 H World Group Ltd. ADR
(Consumer Services) 13,783,785
772,163 KE Holdings, Inc. ADR
(Real Estate Management &
Development) 13,458,801
172,251 Kweichow Moutai Co. Ltd.,
Class A (Food, Beverage &
Tobacco) 33,945,397
3,072,700 Meituan, Class B (Consumer
Services)*
(a)
58,481,339
1,622,800 Midea Group Co. Ltd., Class A
(Consumer Durables & Apparel) 16,423,756
3,862,032 NARI Technology Co. Ltd.,
Class A (Capital Goods) 12,205,221
1,230,700 NetEase, Inc. (Media &
Entertainment) 25,297,286
13,014,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 21,144,232
775,500 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 4,366,596
5,448,500 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 30,678,784
445,229 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care Equipment &
Services) 14,202,817
931,988 Silergy Corp. (Semiconductors
& Semiconductor Equipment) 10,829,727
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,818,220 Sunresin New Materials Co.
Ltd., Class A (Materials) $ 12,256,705
3,223,600 Tencent Holdings Ltd. (Media
& Entertainment) 169,610,417
1,116,598 Tencent Music Entertainment
Group ADR (Media &
Entertainment) 13,376,844
10,518,000 Weichai Power Co. Ltd., Class
H (Capital Goods) 18,303,408
10,149,400 Xiaomi Corp., Class B
(Technology Hardware &
Equipment)*
(a)
50,869,399
8,574,992 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 19,453,033
11,402,000 Zijin Mining Group Co. Ltd.,
Class H (Materials) 21,554,762
629,706 ZTO Express Cayman, Inc.
ADR (Transportation) 11,750,314
771,353,514
Egypt – 0.3%
5,106,169 Commercial International Bank
- Egypt (CIB), GDR (Banks) 7,506,068
Greece – 2.2%
529,056 JUMBO SA (Consumer
Discretionary Distribution &
Retail) 14,292,575
2,643,232 National Bank of Greece SA
(Banks) 22,905,153
4,507,974 Piraeus Financial Holdings SA
(Banks) 20,396,119
57,593,847
India – 17.7%
156,743 360 ONE WAM Ltd. (Financial
Services) 1,818,161
212,359 Amber Enterprises India
Ltd. (Consumer Durables &
Apparel)* 15,868,025
273,723 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 21,467,929
772,941 Archean Chemical Industries
Ltd. (Materials) 5,204,217
1,989,683 Axis Bank Ltd. (Banks) 22,544,211
329,138 Bajaj Finance Ltd. (Financial
Services) 29,843,998
541,492 Cartrade Tech Ltd. (Consumer
Discretionary Distribution &
Retail)* 10,299,394
132,655 Coforge Ltd. (Software &
Services) 12,580,804
433,657 Computer Age Management
Services Ltd. (Commercial &
Professional Services) 17,940,078
1,182,325 Five-Star Business Finance Ltd.
(Financial Services)* 10,740,432

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
860,043 Godrej Properties Ltd.
(Real Estate Management &
Development)* $ 22,977,441
4,648,759 ICICI Bank Ltd. (Banks) 66,898,197
197,119 Info Edge India Ltd. (Media &
Entertainment) 17,504,732
2,145,392 Infosys Ltd. (Software &
Services) 46,682,292
940,413 Kalyan Jewellers India Ltd.
(Consumer Durables & Apparel) 5,433,577
353,983 Navin Fluorine International
Ltd. (Materials) 16,924,990
406,285 Netweb Technologies India
Ltd. (Technology Hardware &
Equipment) 8,357,342
632,244 SBI Life Insurance Co. Ltd.
(Insurance)
(a)
10,799,003
2,101,183 Sona Blw Precision Forgings
Ltd. (Automobiles &
Components)
(a)
12,191,862
1,647,267 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 33,098,781
2,299,759 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) 27,117,183
169,800 TeamLease Services Ltd.
(Commercial & Professional
Services)* 4,775,527
365,447 Torrent Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 13,770,781
14,219,250 Zomato Ltd. (Consumer
Services)* 36,013,498
470,852,455
Indonesia – 3.2%
66,453,700 Bank Central Asia Tbk PT
(Banks) 38,388,966
40,865,700 Bank Mandiri Persero Tbk PT
(Banks) 15,014,978
148,861,000 BFI Finance Indonesia Tbk PT
(Financial Services) 8,029,515
205,008,500 Map Aktif Adiperkasa PT
(Consumer Discretionary
Distribution & Retail) 12,325,664
399,875,000 Nusantara Sejahtera Raya Tbk
PT (Media & Entertainment)
(a)
3,728,896
8,752,600 Nusantara Sejahtera Raya Tbk
PT (Media & Entertainment)
(a)
81,619
277,611,300 Pakuwon Jati Tbk PT (Real
Estate Management &
Development) 6,710,359
84,279,997
Mexico – 2.6%
3,314,199 Alsea SAB de CV (Consumer
Services) 7,061,186
15,862,900 America Movil SAB de CV,
Series B (Telecommunication
Services) 11,076,931
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
1,432,799 Arca Continental SAB de CV
(Food, Beverage & Tobacco) $ 13,094,464
2,713,300 Banco del Bajio SA (Banks)
(a)
6,195,992
8,732,750 Gentera SAB de CV (Financial
Services) 11,458,521
3,832,014 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 11,946,149
3,411,900 Wal-Mart de Mexico SAB
de CV (Consumer Staples
Distribution & Retail) 8,845,057
69,678,300
Peru – 0.8%
116,815 Credicorp Ltd. (Banks) 21,388,827
Philippines – 1.4%
6,002,300 BDO Unibank, Inc. (Banks) 14,148,947
2,919,670 Jollibee Foods Corp. (Consumer
Services) 11,103,879
103,014,400 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(a)
11,707,549
36,960,375
Poland – 1.0%
1,125,633 Allegro.eu SA (Consumer
Discretionary Distribution &
Retail)*
(a)
8,260,719
171,879 Dino Polska SA (Consumer
Staples Distribution &
Retail)*
(a)
19,033,091
27,293,810
Russia – 0.0%
10,483,256 Detsky Mir PJSC (Consumer
Discretionary Distribution &
Retail)*
(b)
—
2,495,750 Renaissance Insurance Group
JSC (Insurance)
(b)
—
4,327,745 Sberbank of Russia PJSC
(Banks)
(b)
—
—
Saudi Arabia – 3.4%
921,136 Al Rajhi Bank (Banks) 24,294,179
2,357,721 Alinma Bank (Banks) 18,756,667
771,217 Almarai Co. JSC (Food,
Beverage & Tobacco) 12,104,605
217,165 Co. for Cooperative Insurance
(The) (Insurance) 8,790,332
1,143,175 Saudi Arabian Oil Co.
(Energy)
(a)
8,459,302
1,756,756 Saudi National Bank (The)
(Banks) 16,001,709
144,803 Saudi Telecom Co.
(Telecommunication Services) 1,678,013
90,084,807
Singapore – 0.1%
7,221,393 Nanofilm Technologies
International Ltd. (Materials) 3,789,488

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Slovenia – 0.8%
800,208 Nova Ljubljanska Banka dd,
GDR (Banks) $ 22,514,595
South Africa – 1.7%
1,154,385 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) 22,219,556
1,569,498 JSE Ltd. (Financial Services) 9,934,903
20,554,055 Old Mutual Ltd. (Insurance) 13,587,185
45,741,644
South Korea – 9.1%
188,548 JYP Entertainment Corp.
(Media & Entertainment)* 9,692,966
354,740 KB Financial Group, Inc.
(Banks) 22,224,920
312,711 Kia Corp. (Automobiles &
Components) 21,820,310
440,775 LG Electronics, Inc. (Consumer
Durables & Apparel) 25,395,694
80,992 NCSoft Corp. (Media &
Entertainment)* 9,584,807
34,537 Samsung Biologics Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
25,543,448
560,843 Samsung E&A Co. Ltd. (Capital
Goods) 6,917,979
2,067,670 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 73,844,194
360,456 SK Hynix, Inc. (Semiconductors
& Semiconductor Equipment) 48,528,067
243,552,385
Taiwan – 19.2%
664,000 Accton Technology Corp.
(Technology Hardware &
Equipment) 15,247,693
3,856,000 ASE Technology Holding
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 20,014,604
1,221,000 Chroma ATE, Inc. (Technology
Hardware & Equipment) 13,750,027
2,283,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 29,747,592
1,820,000 E Ink Holdings, Inc.
(Technology Hardware &
Equipment) 15,276,279
6,983,000 Hon Hai Precision Industry Co.
Ltd. (Technology Hardware &
Equipment) 37,286,679
365,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 15,105,871
1,029,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 44,562,957
1,404,000 Merida Industry Co. Ltd.
(Consumer Durables & Apparel) 6,671,047
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
682,000 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) $ 8,952,826
8,643,883 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 288,473,194
1,013,723 Yageo Corp. (Technology
Hardware & Equipment) 16,452,521
511,541,290
Thailand – 0.8%
19,849,300 Bangkok Dusit Medical
Services PCL, Class F (Health
Care Equipment & Services) 13,851,776
22,961,100 True Corp. PCL, NVDR
(Telecommunication Services)* 7,944,700
21,796,476
United Arab Emirates – 1.2%
2,672,127 Abu Dhabi Islamic Bank PJSC
(Banks) 11,348,929
10,286,793 Adnoc Gas PLC (Energy) 9,519,170
28,807,525 Talabat Holding PLC
(Consumer Services)* 11,136,980
32,005,079
United States – 0.7%
763,992 GCC SAB de CV (Materials) 7,099,426
4,175,100 Samsonite International
SA (Consumer Durables &
Apparel)
(a)
12,162,757
19,262,183
TOTAL COMMON STOCKS
(Cost $2,101,916,577)
2,640,791,264
Shares Description Rate Value
a
Preferred Stocks – 0.9%
Brazil – 0.9%
3,096,900 Itau Unibanco
Holding SA
(Banks) 7.09% 17,916,717
3,249,637 Marcopolo SA
(Capital Goods) 6.62 4,631,972
TOTAL PREFERRED STOCKS
(Cost $21,015,804)
22,548,689

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
7,265 4.311% $ 7,265
(Cost $7,265)
TOTAL INVESTMENTS – 100.0%
(Cost $2,122,939,646)
$ 2,663,347,218
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
590,349
NET ASSETS – 100.0%
$ 2,663,937,567
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 28.6%
Financials 22.4
Consumer Discretionary 17.1
Communication Services 10.1
Consumer Staples 6.1
Industrials 4.7
Health Care 4.6
Materials 3.2
Real Estate 2.1
Energy 0.7
Utilities 0.4
Investment Company 0.0
TOTAL INVESTMENTS
100.0%

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 99.6%
Brazil – 6.5%
12,800 Caixa Seguridade Participacoes
SA (Insurance) $ 32,153
2,175 Embraer SA ADR (Capital
Goods)* 89,110
8,934 Fleury SA (Health Care
Equipment & Services) 18,100
101 MercadoLibre, Inc. (Consumer
Discretionary Distribution &
Retail)* 194,141
6,586 NU Holdings Ltd., Class A
(Banks)* 87,199
24,700 Raia Drogasil SA (Consumer
Staples Distribution & Retail) 89,137
17,800 Rumo SA (Transportation) 56,043
6,900 Sao Martinho SA (Food,
Beverage & Tobacco) 26,790
14,100 TIM SA (Telecommunication
Services) 37,663
15,183 TOTVS SA (Software &
Services) 88,489
718,825
Egypt – 0.3%
19,007 Commercial International Bank
- Egypt (CIB), GDR (Banks) 27,940
Greece – 2.9%
3,093 Hellenic Telecommunications
Organization SA
(Telecommunication Services) 46,770
2,559 JUMBO SA (Consumer
Discretionary Distribution &
Retail) 69,132
13,841 National Bank of Greece SA
(Banks) 119,940
19,780 Piraeus Financial Holdings SA
(Banks) 89,494
325,336
India – 26.0%
3,462 360 ONE WAM Ltd. (Financial
Services) 40,158
996 Amber Enterprises India
Ltd. (Consumer Durables &
Apparel)* 74,424
1,319 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 103,448
3,771 Archean Chemical Industries
Ltd. (Materials) 25,390
10,145 Axis Bank Ltd. (Banks) 114,948
1,477 Bajaj Finance Ltd. (Financial
Services) 133,924
8,562 Bharti Airtel Ltd.
(Telecommunication Services) 160,148
6,524 CMS Info Systems Ltd.
(Commercial & Professional
Services) 32,495
794 Coforge Ltd. (Software &
Services) 75,302
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,651 Computer Age Management
Services Ltd. (Commercial &
Professional Services) $ 68,301
810 Craftsman Automation Ltd.
(Capital Goods) 38,948
6,348 Five-Star Business Finance Ltd.
(Financial Services)* 57,666
6,544 Godrej Consumer Products
Ltd. (Household & Personal
Products) 84,445
4,115 Godrej Properties Ltd.
(Real Estate Management &
Development)* 109,939
6,135 Gokaldas Exports Ltd.
(Consumer Durables &
Apparel)* 66,841
16,165 Hindalco Industries Ltd.
(Materials) 110,409
4,748 Home First Finance Co. India
Ltd. (Financial Services)
(a)
54,404
20,916 ICICI Bank Ltd. (Banks) 300,993
752 Info Edge India Ltd. (Media &
Entertainment) 66,780
9,046 Infosys Ltd. (Software &
Services) 196,835
6,405 Kalyan Jewellers India Ltd.
(Consumer Durables & Apparel) 37,007
3,905 Kfin Technologies Ltd.
(Financial Services) 48,912
1,939 Navin Fluorine International
Ltd. (Materials) 92,709
1,801 Netweb Technologies India
Ltd. (Technology Hardware &
Equipment) 37,047
5,177 Reliance Industries Ltd.
(Energy) 75,340
3,323 SBI Life Insurance Co. Ltd.
(Insurance)
(a)
56,758
8,146 Sona Blw Precision Forgings
Ltd. (Automobiles &
Components)
(a)
47,266
7,007 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 140,793
5,206 Suven Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 63,218
10,443 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) 123,137
906 TeamLease Services Ltd.
(Commercial & Professional
Services)* 25,481
1,738 Torrent Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 65,491
69,465 Zomato Ltd. (Consumer
Services)* 175,936
2,904,893

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – 4.2%
475,700 Bank Central Asia Tbk PT
(Banks) $ 274,802
185,000 Bank Mandiri Persero Tbk PT
(Banks) 67,973
551,500 BFI Finance Indonesia Tbk PT
(Financial Services) 29,748
1,048,600 Map Aktif Adiperkasa PT
(Consumer Discretionary
Distribution & Retail) 63,045
1,200,800 Nusantara Sejahtera Raya Tbk
PT (Media & Entertainment)
(a)
11,198
1,069,700 Pakuwon Jati Tbk PT (Real
Estate Management &
Development) 25,856
472,622
Mexico – 3.2%
17,199 Alsea SAB de CV (Consumer
Services) 36,644
82,200 America Movil SAB de CV,
Series B (Telecommunication
Services) 57,400
6,527 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 59,651
19,261 Bolsa Mexicana de Valores SAB
de CV (Financial Services) 28,350
11,700 Grupo Financiero Banorte SAB
de CV, Class O (Banks) 80,853
15,504 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 48,333
18,900 Wal-Mart de Mexico SAB
de CV (Consumer Staples
Distribution & Retail) 48,997
360,228
Peru – 1.1%
691 Credicorp Ltd. (Banks) 126,522
Philippines – 1.4%
25,450 BDO Unibank, Inc. (Banks) 59,992
12,010 Jollibee Foods Corp. (Consumer
Services) 45,676
473,500 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(a)
53,813
159,481
Poland – 1.2%
5,704 Allegro.eu SA (Consumer
Discretionary Distribution &
Retail)*
(a)
41,860
820 Dino Polska SA (Consumer
Staples Distribution &
Retail)*
(a)
90,803
132,663
Shares Description Value
a
Common Stocks – (continued)
Romania – 0.4%
1,920 Societatea De Producere
A Energiei Electrice in
Hidrocentrale Hidroelectrica SA
(Utilities) $ 49,040
Saudi Arabia – 4.7%
6,746 Al Rajhi Bank (Banks) 177,920
10,581 Alinma Bank (Banks) 84,176
3,145 Almarai Co. JSC (Food,
Beverage & Tobacco) 49,362
1,780 Co. for Cooperative Insurance
(The) (Insurance) 72,050
7,548 Saudi Arabian Oil Co.
(Energy)
(a)
55,854
8,886 Saudi National Bank (The)
(Banks) 80,940
261 Saudi Telecom Co.
(Telecommunication Services) 3,025
523,327
Singapore – 0.2%
31,900 Nanofilm Technologies
International Ltd. (Materials) 16,740
Slovenia – 0.9%
3,725 Nova Ljubljanska Banka dd,
GDR (Banks) 104,806
South Africa – 2.4%
6,789 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) 130,675
6,813 JSE Ltd. (Financial Services) 43,126
80,795 Old Mutual Ltd. (Insurance) 53,409
13,039 Woolworths Holdings Ltd.
(Consumer Discretionary
Distribution & Retail) 40,525
267,735
South Korea – 11.8%
742 F&F Co. Ltd. (Consumer
Durables & Apparel)* 32,652
2,831 I-Scream Media Co. Ltd.
(Consumer Services) 21,511
933 JYP Entertainment Corp.
(Media & Entertainment)* 47,964
1,747 KB Financial Group, Inc.
(Banks) 109,452
2,223 Kia Corp. (Automobiles &
Components) 155,116
2,167 LG Electronics, Inc. (Consumer
Durables & Apparel) 124,854
392 NCSoft Corp. (Media &
Entertainment)* 46,390
163 Samsung Biologics Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
120,554
2,863 Samsung E&A Co. Ltd. (Capital
Goods) 35,315

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
11,241 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) $ 401,458
1,635 SK Hynix, Inc. (Semiconductors
& Semiconductor Equipment) 220,120
1,315,386
Taiwan – 27.4%
3,000 Accton Technology Corp.
(Technology Hardware &
Equipment) 68,890
25,000 ASE Technology Holding
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 129,763
7,000 Chroma ATE, Inc. (Technology
Hardware & Equipment) 78,829
13,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 169,391
12,000 E Ink Holdings, Inc.
(Technology Hardware &
Equipment) 100,723
34,000 Hon Hai Precision Industry Co.
Ltd. (Technology Hardware &
Equipment) 181,548
2,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 82,772
6,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 259,842
7,000 Merida Industry Co. Ltd.
(Consumer Durables & Apparel) 33,260
4,000 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 52,509
54,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 1,802,147
5,974 Yageo Corp. (Technology
Hardware & Equipment) 96,957
3,056,631
Thailand – 1.4%
28,900 Airports of Thailand PCL
(Transportation) 47,228
99,200 Bangkok Dusit Medical
Services PCL, Class F (Health
Care Equipment & Services) 69,226
113,400 True Corp. PCL, NVDR
(Telecommunication Services)* 39,237
155,691
United Arab Emirates – 3.0%
19,914 Abu Dhabi Islamic Bank PJSC
(Banks) 84,578
83,454 ADNOC Drilling Co. PJSC
(Energy) 122,691
56,349 Adnoc Gas PLC (Energy) 52,144
62,420 Emirates Central Cooling
Systems Corp. (Utilities) 29,740
Shares Description Value
a
Common Stocks – (continued)
United Arab Emirates – (continued)
121,522 Talabat Holding PLC
(Consumer Services)* $ 46,980
336,133
United States – 0.6%
6,552 GCC SAB de CV (Materials) 60,885
TOTAL COMMON STOCKS
(Cost $9,267,186)
11,114,884
Shares Description Rate Value
a
Preferred Stocks – 1.0%
Brazil – 1.0%
13,300 Itau Unibanco
Holding SA
(Banks) 7.09% 76,946
22,860 Marcopolo SA
(Capital Goods) 6.62 32,584
TOTAL PREFERRED STOCKS
(Cost $99,789)
109,530
TOTAL INVESTMENTS – 100.6%
(Cost $9,366,975)
$ 11,224,414
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.6)%
(67,955)
NET ASSETS – 100.0%
$ 11,156,459
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Sector Name
% of
Market
Value
Information Technology 35.5%
Financials 24.3
Consumer Discretionary 12.2
Consumer Staples 6.7
Health Care 5.2
Communication Services 4.6
Industrials 3.8
Materials 2.7
Energy 2.7
Real Estate 1.6
Utilities 0.7
TOTAL INVESTMENTS
100.0%
**End swaps header** (continued)

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 95.6%
Brazil – 3.4%
207 MercadoLibre, Inc. (Consumer
Discretionary Distribution &
Retail)* $ 397,894
12,522 NU Holdings Ltd., Class A
(Banks)* 165,791
30,900 Raia Drogasil SA (Consumer
Staples Distribution & Retail) 111,512
29,900 Rumo SA (Transportation) 94,140
769,337
China – 30.1%
32,027 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 392,859
23,600 ANTA Sports Products Ltd.
(Consumer Durables & Apparel) 251,086
8,500 BYD Co. Ltd., Class H
(Automobiles & Components) 298,693
96,000 China Merchants Bank Co. Ltd.,
Class H (Banks) 528,008
34,299 China Yangtze Power Co. Ltd.,
Class A (Utilities) 135,408
7,160 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 253,217
22,400 Fuyao Glass Industry Group Co.
Ltd., Class H (Automobiles &
Components)
(a)
150,926
4,062 H World Group Ltd. ADR
(Consumer Services) 130,553
7,002 KE Holdings, Inc. ADR
(Real Estate Management &
Development) 122,045
28,900 Meituan, Class B (Consumer
Services)*
(a)
550,041
14,778 Midea Group Co. Ltd., Class A
(Consumer Durables & Apparel) 149,563
35,000 NARI Technology Co. Ltd.,
Class A (Capital Goods) 110,611
11,200 NetEase, Inc. (Media &
Entertainment) 230,218
110,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 178,720
62,000 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 349,102
4,100 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care Equipment &
Services) 130,790
8,000 Silergy Corp. (Semiconductors
& Semiconductor Equipment) 92,960
31,300 Tencent Holdings Ltd. (Media
& Entertainment) 1,646,856
11,473 Tencent Music Entertainment
Group ADR (Media &
Entertainment) 137,447
86,000 Weichai Power Co. Ltd., Class
H (Capital Goods) 149,657
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
87,400 Xiaomi Corp., Class B
(Technology Hardware &
Equipment)*
(a)
$ 438,054
101,700 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 230,714
7,760 ZTO Express Cayman, Inc.
ADR (Transportation) 144,802
6,802,330
Egypt – 0.3%
41,356 Commercial International Bank
- Egypt (CIB), GDR (Banks) 60,793
Greece – 2.2%
5,702 JUMBO SA (Consumer
Discretionary Distribution &
Retail) 154,041
19,967 National Bank of Greece SA
(Banks) 173,026
36,608 Piraeus Financial Holdings SA
(Banks) 165,631
492,698
Hong Kong – 0.5%
3,167 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 123,955
India – 17.1%
3,504 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 274,817
19,406 Axis Bank Ltd. (Banks) 219,881
3,281 Bajaj Finance Ltd. (Financial
Services) 297,499
7,908 Godrej Properties Ltd.
(Real Estate Management &
Development)* 211,275
47,959 ICICI Bank Ltd. (Banks) 690,156
2,440 Info Edge India Ltd. (Media &
Entertainment) 216,679
19,281 Infosys Ltd. ADR (Software &
Services) 423,218
8,715 Kalyan Jewellers India Ltd.
(Consumer Durables & Apparel) 50,354
37,490 NTPC Green Energy Ltd.
(Utilities)* 49,736
8,943 SBI Life Insurance Co. Ltd.
(Insurance)
(a)
152,750
17,726 Sona Blw Precision Forgings
Ltd. (Automobiles &
Components)
(a)
102,853
13,540 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 272,061
35,635 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) 420,184
3,939 Torrent Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 148,429

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
135,376 Zomato Ltd. (Consumer
Services)* $ 342,871
3,872,763
Indonesia – 2.6%
799,300 Bank Central Asia Tbk PT
(Banks) 461,740
323,600 Bank Mandiri Persero Tbk PT
(Banks) 118,898
580,638
Mexico – 2.6%
32,700 Alsea SAB de CV (Consumer
Services) 69,670
177,200 America Movil SAB de CV,
Series B (Telecommunication
Services) 123,737
15,699 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 143,475
23,700 Banco del Bajio SA (Banks)
(a)
54,121
28,580 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 89,097
40,101 Wal-Mart de Mexico SAB
de CV (Consumer Staples
Distribution & Retail) 103,958
584,058
Peru – 0.7%
922 Credicorp Ltd. (Banks) 168,818
Philippines – 1.1%
38,570 BDO Unibank, Inc. (Banks) 90,919
10,400 Jollibee Foods Corp. (Consumer
Services) 39,553
1,062,400 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(a)
120,741
251,213
Poland – 0.4%
12,889 Allegro.eu SA (Consumer
Discretionary Distribution &
Retail)*
(a)
94,589
Romania – 0.3%
2,621 Societatea De Producere
A Energiei Electrice in
Hidrocentrale Hidroelectrica SA
(Utilities) 66,945
Russia – 0.0%
96,162 Detsky Mir PJSC (Consumer
Discretionary Distribution &
Retail)*
(b)
—
16,753 Renaissance Insurance Group
JSC (Insurance)
(b)
—
—
Saudi Arabia – 3.2%
7,583 Al Rajhi Bank (Banks) 199,995
18,415 Alinma Bank (Banks) 146,499
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
6,390 Almarai Co. JSC (Food,
Beverage & Tobacco) $ 100,294
3,641 Co. for Cooperative Insurance
(The) (Insurance) 147,379
13,663 Saudi National Bank (The)
(Banks) 124,452
1,203 Saudi Telecom Co.
(Telecommunication Services) 13,941
732,560
South Africa – 2.1%
18,236 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) 351,006
182,861 Old Mutual Ltd. (Insurance) 120,879
471,885
South Korea – 8.1%
3,509 KB Financial Group, Inc.
(Banks) 219,844
2,844 Kia Corp. (Automobiles &
Components) 198,448
3,861 LG Electronics, Inc. (Consumer
Durables & Apparel) 222,455
732 NCSoft Corp. (Media &
Entertainment)* 86,627
18,389 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 656,740
3,226 SK Hynix, Inc. (Semiconductors
& Semiconductor Equipment) 434,315
1,818,429
Taiwan – 19.4%
6,000 Accton Technology Corp.
(Technology Hardware &
Equipment) 137,780
36,000 ASE Technology Holding
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 186,858
23,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 299,691
14,000 E Ink Holdings, Inc.
(Technology Hardware &
Equipment) 117,510
62,000 Hon Hai Precision Industry Co.
Ltd. (Technology Hardware &
Equipment) 331,058
12,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 519,685
7,000 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 91,891
77,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 2,569,729
7,169 Yageo Corp. (Technology
Hardware & Equipment) 116,351
4,370,553

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
a
Common Stocks – (continued)
Thailand – 0.7%
163,000 Bangkok Dusit Medical
Services PCL, Class F (Health
Care Equipment & Services) $ 113,749
127,500 True Corp. PCL, NVDR
(Telecommunication Services)* 44,116
157,865
United Arab Emirates – 0.8%
19,875 Abu Dhabi Islamic Bank PJSC
(Banks) 84,412
232,433 Talabat Holding PLC
(Consumer Services)* 89,859
174,271
TOTAL COMMON STOCKS
(Cost $17,616,539)
21,593,700
Shares Description Rate Value
a
Preferred Stock – 0.8%
Brazil – 0.8%
32,900 Itau Unibanco
Holding SA
(Banks)
(Cost $166,136)
7.09% 190,339
Shares Dividend Rate Value
aa a
Investment Company – 2.0%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
444,499 4.311% 444,499
(Cost $444,499)
TOTAL INVESTMENTS – 98.4%
(Cost $18,227,174)
$ 22,228,538
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.6%
350,824
NET ASSETS – 100.0%
$ 22,579,362
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 28.5%
Financials 23.6
Consumer Discretionary 17.0
Communication Services 11.2
Consumer Staples 6.1
Health Care 4.2
Industrials 3.4
Investment Company 2.0
Real Estate 1.9
Utilities 1.1
Materials 1.0
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 98.4%
Denmark – 2.5%
287,103 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) $ 24,238,576
France – 7.6%
316,061 BNP Paribas SA (Banks) 21,590,036
174,057 Capgemini SE (Software &
Services) 31,629,024
194,274 Vinci SA (Capital Goods) 21,022,952
74,242,012
Germany – 2.9%
863,158 Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 28,379,360
Hong Kong – 2.9%
4,000,200 AIA Group Ltd. (Insurance) 28,121,993
Italy – 2.4%
373,283 Moncler SpA (Consumer
Durables & Apparel) 23,629,895
Japan – 22.1%
154,000 Hoya Corp. (Health Care
Equipment & Services) 20,680,039
607,000 ITOCHU Corp. (Capital Goods) 27,948,753
45,800 Keyence Corp. (Technology
Hardware & Equipment) 19,726,464
589,600 Nomura Research Institute Ltd.
(Software & Services) 19,920,958
1,373,900 ORIX Corp. (Financial
Services) 29,020,650
1,340,500 Sony Group Corp. (Consumer
Durables & Apparel) 29,583,954
1,607,600 Sumitomo Mitsui Financial
Group, Inc. (Banks) 39,616,258
1,158,473 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 31,162,949
217,660,025
Netherlands – 6.8%
36,112 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 26,714,325
1,141,724 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 40,459,954
67,174,279
Spain – 9.7%
2,084,795 Banco Bilbao Vizcaya
Argentaria SA (Banks) 23,735,304
848,102 Cellnex Telecom SA
(Telecommunication
Services)*
(a)
28,405,653
55,109 Iberdola SA (Utilities)* 778,777
3,021,102 Iberdrola SA (Utilities) 42,692,919
95,612,653
Shares Description Value
a
Common Stocks – (continued)
Sweden – 2.6%
2,210,375 Hexagon AB, Class B
(Technology Hardware &
Equipment) $ 25,591,139
Switzerland – 8.1%
175,992 DSM-Firmenich AG (Materials) 17,966,919
31,179 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 19,770,370
68,478 Zurich Insurance Group AG
(Insurance) 41,495,251
79,232,540
Taiwan – 2.2%
102,267 Taiwan Semiconductor
Manufacturing Co. Ltd.
ADR (Semiconductors &
Semiconductor Equipment) 21,406,528
United Kingdom – 18.8%
409,809 Ashtead Group PLC (Capital
Goods) 26,708,085
223,961 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 31,438,693
745,281 Compass Group PLC
(Consumer Services) 25,678,226
2,857,326 DS Smith PLC (Materials) 20,490,763
2,513,745 National Grid PLC (Utilities) 30,494,903
631,067 RELX PLC (Commercial &
Professional Services) 31,336,594
3,865,790 Rentokil Initial PLC
(Commercial & Professional
Services) 18,932,907
185,080,171
United States – 9.8%
214,495 Experian PLC (Commercial &
Professional Services) 10,565,964
157,614 Ferguson Enterprises, Inc.
(Capital Goods) 28,547,048
339,587 Nestle SA (Food, Beverage &
Tobacco) 28,844,734
112,711 Schneider Electric SE (Capital
Goods) 28,586,313
96,544,059
TOTAL COMMON STOCKS
(Cost $833,794,202)
966,913,230

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 1.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
13,218,841 4.311% $ 13,218,841
(Cost $13,218,841)
TOTAL INVESTMENTS – 99.7%
(Cost $847,013,043)
$ 980,132,071
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
2,920,088
NET ASSETS – 100.0%
$ 983,052,159
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
Sector Name
% of
Market
Value
Industrials 19.8%
Financials 18.7
Information Technology 17.7
Health Care 13.0
Consumer Discretionary 8.0
Utilities 7.6
Consumer Staples 7.1
Materials 3.9
Communication Services 2.9
Investment Company 1.3
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND
Schedule of Investments
January 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 95.9%
Australia – 4.7%
1,081,402 Rio Tinto PLC (Materials) $ 65,124,153
3,128,249 Transurban Group
(Transportation) 25,767,648
90,891,801
Denmark – 1.1%
255,695 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 21,586,966
France – 10.9%
82,120 LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables
& Apparel) 60,062,965
1,256,316 Societe Generale SA (Banks) 40,667,030
1,098,750 TotalEnergies SE (Energy) 63,652,958
410,804 Vinci SA (Capital Goods) 44,454,292
208,837,245
Germany – 3.5%
1,990,972 Deutsche Telekom AG
(Telecommunication Services) 66,795,063
Italy – 2.6%
6,946,985 Enel SpA (Utilities) 49,377,019
Japan – 15.5%
1,047,200 ITOCHU Corp. (Capital Goods) 48,217,355
1,037,600 Murata Manufacturing Co.
Ltd. (Technology Hardware &
Equipment) 16,301,531
2,572,900 ORIX Corp. (Financial
Services) 54,346,917
3,070,800 Sumitomo Mitsui Financial
Group, Inc. (Banks) 75,674,052
999,400 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 26,883,882
206,200 Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 34,782,641
2,104,800 Toyota Motor Corp.
(Automobiles & Components) 39,927,047
296,133,425
Netherlands – 7.7%
1,813,383 ING Groep NV (Banks) 30,140,053
2,228,385 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 78,968,608
10,590,824 Koninklijke KPN NV
(Telecommunication Services) 38,323,140
147,431,801
Singapore – 3.7%
1,328,250 DBS Group Holdings Ltd.
(Banks) 43,476,181
2,964,400 Singapore Exchange Ltd.
(Financial Services) 26,672,107
70,148,288
Shares Description Value
a
Common Stocks – (continued)
Spain – 4.9%
2,369,902 Banco Bilbao Vizcaya
Argentaria SA (Banks) $ 26,981,236
4,705,249 Iberdrola SA (Utilities) 66,492,562
93,473,798
Switzerland – 3.6%
112,264 Zurich Insurance Group AG
(Insurance) 68,028,022
Taiwan – 1.9%
1,085,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 36,209,816
United Kingdom – 20.6%
446,966 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 62,743,187
906,326 Coca-Cola Europacific Partners
PLC (Food, Beverage &
Tobacco) 71,191,907
4,771,925 DS Smith PLC (Materials) 34,220,940
8,053,340 HSBC Holdings PLC (Banks) 84,110,140
4,195,233 National Grid PLC (Utilities) 50,893,476
7,871,909 NatWest Group PLC (Banks) 41,970,371
845,358 Unilever PLC (Household &
Personal Products) 48,419,647
393,549,668
United States – 15.2%
252,697 Ferguson Enterprises, Inc.
(Capital Goods) 45,768,481
4,489 Ferguson Enterprises, Inc.
(Capital Goods) 808,797
323,813 Nestle SA (Food, Beverage &
Tobacco) 27,504,881
491,781 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 53,447,762
145,406 Schneider Electric SE (Capital
Goods) 36,878,578
1,892,559 Shell PLC (Energy) 62,141,758
415,662 Swiss Re AG (Insurance) 63,457,995
290,008,252
TOTAL COMMON STOCKS
(Cost $1,596,886,283)
1,832,471,164

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 3.1%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
58,286,627 4.311% $ 58,286,627
(Cost $58,286,627)
TOTAL INVESTMENTS – 99.0%
(Cost $1,655,172,910)
$ 1,890,757,791
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.0%
18,727,457
NET ASSETS – 100.0%
$ 1,909,485,248
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
Sector Name
% of
Market
Value
Financials 29.4%
Consumer Staples 12.0
Industrials 10.7
Utilities 8.8
Health Care 8.7
Energy 6.6
Communication Services 5.6
Consumer Discretionary 5.3
Materials 5.2
Information Technology 4.6
Investment Company 3.1
TOTAL INVESTMENTS
100.0%

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
January 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures.
GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31,
2025:
(a)
China Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,105,395 $ 32,126,331 $ —
Investment Company 228 — —
Total
$ 1,105,623 $ 32,126,331 $ —
€ 1.00 € 1.00 € 1.00
(a)
Emerging Markets Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 32,154,459 $ 21,093,253 $ —
Asia 146,565,585 2,119,650,281 —
Europe 19,033,091 88,369,161 —
North America 76,777,726 12,162,757 —
South America 124,984,951 22,548,689 —
Investment Company 7,265 — —
Total
$ 399,523,077 $ 2,263,824,141 $ —
€ 1.00 € 1.00 € 1.00
(a)
Emerging Markets Equity ex. China Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 173,801 $ 121,874 $ —
Asia 658,890 8,336,556 —
Europe 90,803 521,042 —
North America 421,113 — —
South America 845,347 109,530 —
Total
$ 2,189,954 $ 9,089,002 $ —
€ 1.00 € 1.00 € 1.00
(a)
ESG Emerging Markets Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 471,885 $ 60,793 $ —
Asia 1,577,219 17,307,358 —
Europe 66,945 587,287 —
North America 584,058 — —
South America 938,155 190,339 —
Investment Company 444,499 — —
Total
$ 4,082,761 $ 18,145,777 $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
International Equity ESG Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 21,406,528 $ 245,782,018 $ —
Europe 41,238,731 561,941,894 —
North America 28,547,048 67,997,011 —
Investment Company 13,218,841 — —
Total
$ 104,411,148 $ 875,720,923 $ —
€ 1.00 € 1.00 € 1.00
(a)
International Equity Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ — $ 402,491,529 $ —
Europe 150,160,515 898,919,067 —
North America 45,768,481 244,239,771 —
Oceania — 90,891,801 —
Investment Company 58,286,627 — —
Total
$ 254,215,623 $ 1,636,542,168 $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money
Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by
GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the
Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
ESG Standards Risk — The ESG Emerging Markets Equity and International Equity ESG Funds’ adherence to their environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Funds’ exposure to certain companies, sectors, regions, and countries and may affect the Funds’ performance depending on whether such investments are in or out of favor. For example, the Funds will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Funds will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).
Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2025 (Unaudited)
Non-Diversification Risk — Emerging Markets Equity, Emerging Markets Equity ex. China and ESG Emerging Markets Equity
Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)